UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 100.2%
	Shares	Value
CONSUMER DISCRETIONARY — 16.5%
Arctic Cat	15,990	$457,474
Big 5 Sporting Goods	13,760	151,498
Callaway Golf	172,320	1,578,451
Flexsteel Industries	11,740	468,661
iRobot *	28,190	867,970
Johnson Outdoors, Cl A	26,754	564,509
Luby’s *	155,825	755,751
Nautilus *	53,737	1,135,463
Overstock.com *	37,917	802,324
Skullcandy *	45,600	333,336
Standard Motor Products	6,130	224,174
Superior Industries International	47,275	799,893
Universal Electronics *	18,960	982,886
WCI Communities *	68,820	1,737,017

		10,859,407

CONSUMER STAPLES — 2.0%
Inventure Foods *	19,250	189,227
Landec *	9,960	132,966
Nutraceutical International *	6,404	154,785
Omega Protein *	60,360	858,319

		1,335,297

ENERGY — 7.3%
Abraxas Petroleum *	70,430	132,408
Era Group *	54,028	914,694
Evolution Petroleum	90,036	469,988
Matrix Service *	32,350	626,943
Natural Gas Services Group *	23,760	478,051
RigNet *	30,130	781,271
Ring Energy *	62,708	512,324
Synergy Resources *	57,601	560,458
Tidewater	14,920	291,388

		4,767,525

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 16.2%
Bluerock Residential Growth, Cl A (A)	44,631	$571,277
CatchMark Timber Trust, Cl A (A)	63,810	681,491
City Office (A)	34,267	426,624
First Busey	75,600	481,572
Fox Chase Bancorp	42,394	723,665
Hanmi Financial	7,910	200,202
Heritage Oaks Bancorp	47,732	379,947
Independent Bank Group	24,749	1,100,835
Kearny Financial *	145,144	1,618,356
Metro Bancorp	40,913	1,001,141
MutualFirst Financial	60,100	1,419,562
Old Second Bancorp *	54,409	354,203
Park Sterling	149,580	1,082,959
SI Financial Group	1	12
Southern National Bancorp of Virginia	49,010	566,556

		10,608,402

HEALTH CARE — 19.0%
Aceto	26,670	624,878
Addus Homecare Corp *	15,050	408,457
AtriCure *	13,950	387,671
Atrion	2,306	931,393
BioTelemetry *	20,304	248,318
Cambrex *	19,960	983,030
CryoLife	34,518	377,972
Cynosure, Cl A *	25,343	983,308
HealthStream *	30,108	844,830
IPC Healthcare *	5,690	315,510
Luminex *	19,620	338,053
Merit Medical Systems *	35,870	916,837
Natus Medical *	10,774	486,554
NeoGenomics *	101,293	618,900
Sagent Pharmaceuticals *	25,636	630,133
Streamline Health Solutions *	97,659	252,937
Sucampo Pharmaceuticals, Cl A *	20,588	448,613

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (continued)
Supernus Pharmaceuticals *	22,372	$474,510
Trinity Biotech ADR	24,260	418,485
US Physical Therapy	14,609	772,232
Vascular Solutions *	26,864	1,000,147

		12,462,768

INDUSTRIALS — 18.8%
Allied Motion Technologies	17,814	376,588
American Woodmark *	5,030	330,773
Argan	26,959	1,048,166
Comfort Systems USA	29,393	812,423
Echo Global Logistics *	27,367	883,954
FreightCar America	16,891	325,321
GP Strategies *	21,193	608,027
Graham	26,223	495,090
Hardinge	5,419	46,061
Hill International *	53,656	256,476
Houston Wire & Cable	16,350	151,074
Hurco	37,310	1,167,803
Insteel Industries	61,860	1,010,792
Kadant	14,110	643,275
LB Foster, Cl A	23,810	698,823
Lydall *	20,350	604,599
Miller Industries	6,550	114,691
MYR Group *	29,130	875,065
NN	25,580	583,991
SIFCO Industries	55,200	758,448
Sparton *	22,345	533,152

		12,324,592

INFORMATION TECHNOLOGY — 18.6%
Alliance Fiber Optic Products	36,673	736,027
Autobytel *	36,863	565,478
CalAmp *	46,536	796,231
Callidus Software *	22,283	369,898
Cascade Microtech *	53,805	802,233

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Clearfield *	35,731	$703,186
Computer Task Group	20,031	140,017
eGain *	74,802	333,617
ePlus *	12,058	927,380
Extreme Networks *	29,440	68,301
Fabrinet *	48,444	899,121
Immersion *	64,001	878,094
Information Services Group	68,675	302,170
KVH Industries *	23,899	293,479
Liquidity Services *	55,923	502,189
PDF Solutions *	38,009	532,506
Perceptron *	25,399	222,749
Perficient *	25,729	417,582
Pericom Semiconductor	25,650	307,030
Qumu *	51,388	277,495
Stamps.com *	12,618	865,595
Ultra Clean Holdings *	37,551	284,637
Virtusa *	6,930	332,224
Zix *	134,772	657,687

		12,214,926

MATERIALS — 1.8%
AEP Industries *	15,216	735,694
AM Castle *	31,253	89,071
Schnitzer Steel Industries, Cl A	20,890	328,182

		1,152,947

TOTAL COMMON STOCK

(Cost $66,743,981)		65,725,864

SHORT-TERM INVESTMENT — 0.4%
SEI Daily Income Trust Government Fund, Cl A, 0.02% (B) (Cost $236,601)	236,601	236,601

TOTAL INVESTMENTS — 100.6% (Cost $66,980,582) †		$65,962,465

Percentages are based on Net Assets of $65,601,175.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JULY 31, 2015
(Unaudited)

*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2015, there were no level 3 investments.

† At July 31, 2015, the tax basis cost of the Fund’s investments was $66,980,582, and the unrealized appreciation and depreciation were $5,206,343 and $(6,224,460), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015